Non-current and current financial debts - Additional information (Details) $ in Millions, ¥ in Billions		3 Months Ended		6 Months Ended
	Feb. 14, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Feb. 14, 2023 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 40	$ 25	$ 81	$ 49
Revolving facility, floating rate due 2026
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 1,000		$ 1,000
Local facilities (Japan), floating rate debt due 2025
Disclosure of detailed information about borrowings [line items]
Commitments	$ 170					¥ 22.5
Maturity	2 years